Debentures, Bank Loans and Credit (Details 3) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	₪ 15,189		₪ 14,521
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	1,139		2,635
Repayment of debentures and loans	(1,891)		(1,942)
Interest paid	(572)	[1]	(583)	₪ (967)
Net cash generated from (used in) finance activities	(1,324)		110
Financing expenses recognized in the statement of income	664	[2]	652	1,108
Balance ending	14,419		15,189	14,521
Debentures (including accrued interest) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	10,075		10,577
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	819		635
Repayment of debentures and loans	(1,205)		(1,107)
Interest paid	(374)		(425)
Net cash generated from (used in) finance activities	(760)		(897)
Financing expenses recognized in the statement of income	366		378
Balance ending	9,681		10,075	10,577
Loans (including accrued interest) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	5,114		3,944
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	320		2,000
Repayment of debentures and loans	(686)		(835)
Interest paid	(198)		(158)
Net cash generated from (used in) finance activities	(564)		1,007
Financing expenses recognized in the statement of income	188		163
Balance ending	₪ 4,738		₪ 5,114	₪ 3,944

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1